Finance debt	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Finance debt
Finance debt

						$ million
			2019			2018
	Current	Non-current	Total	Current	Non-current	Total
Borrowings	10,487	57,237	67,724	9,329	55,803	65,132

As a result of the adoption of IFRS 16 ‘Leases’, leases that were previously classified as finance leases under IAS 17 are now presented as ‘Lease liabilities’ on the group balance sheet and therefore do not form part of finance debt. Comparative information for finance debt has been amended to be on a consistent basis with amounts presented for 2019. See Note 1 and Note 27 for further information.
The main elements of current borrowings are the current portion of long-term borrowings that is due to be repaid in the next 12 months of $8,166 million (2018 $7,175 million) and issued commercial paper of $2,279 million (2018 $2,040 million). Finance debt does not include accrued interest, which is reported within other payables.
The following table shows the weighted-average interest rates achieved through a combination of borrowings and derivative financial instruments entered into to manage interest rate and currency exposures.

		Fixed rate debt		Floating rate debt		Total
	Weighted average interest rate %	Weighted average time for which rate is fixed Years	Amount $ million	Weighted average interest rate %	Amount $ million	Amount $ million
						2019
US dollar	4	5	25,634	3	41,871	67,505
Other currencies	6	10	183	7	36	219
			25,817		41,907	67,724

						2018
US dollar	4	4	17,264	4	47,461	64,725
Other currencies	5	5	323	8	84	407
			17,587		47,545	65,132

Comparative information in the table above has been amended to exclude previously classified finance lease liabilities of $667 million from US dollar and other currencies, primarily from fixed-rate debt. The calculation of the comparative weighted-average interest rate and time for which rate is fixed is unchanged for US dollar fixed-rate debt and was previously 7% and 18 years respectively for other currencies fixed-rate debt.
Fair values
The estimated fair value of finance debt is shown in the table below together with the carrying amount as reflected in the balance sheet.
Long-term borrowings in the table below include the portion of debt that matures in the 12 months from 31 December 2019, whereas in the group balance sheet the amount is reported within current finance debt.
The carrying amount of the group’s short-term borrowings, comprising mainly of commercial paper, approximates their fair value. The fair values of the significant majority of the group’s long-term borrowings are determined using quoted prices in active markets, and so fall within level 1 of the fair value hierarchy. Where quoted prices are not available, quoted prices for similar instruments in active markets are used and such measurements are therefore categorized in level 2 of the fair value hierarchy.

				$ million
		2019		2018
	Fair value	Carrying amount	Fair value	Carrying amount
Short-term borrowings	2,321	2,321	2,153	2,153
Long-term borrowings	67,055	65,403	63,213	62,979
Total finance debt	69,376	67,724	65,366	65,132